                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21917

                     Oppenheimer SMA International Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                   Principal
                                                                     Amount           Value
                                                                   ---------         -------
STRUCTURED SECURITIES--1.1%
Deutsche Bank AG:
Opic Reforma I Credit Linked Nts., Cl. 1A, 7.204%, 9/24/14(1, 2)     140,000   MXN   $   10,632
Opic Reforma I Credit Linked Nts., Cl. 1B, 7.204%, 9/24/14(1, 2)      28,000   MXN        2,126
Opic Reforma I Credit Linked Nts., Cl. 1C, 7.204%, 9/24/14(1, 2)      46,667   MXN        3,544
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.704%, 5/22/15(1, 2)      13,359   MXN        1,014
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.704%, 5/22/15(1, 2)      23,372   MXN        1,775
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.704%, 5/22/15(1, 2)     352,393   MXN       26,761
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.704%, 5/22/15(1, 2)      25,682   MXN        1,950
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.704%, 5/22/15(1, 2)      18,658   MXN        1,417
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.704%, 5/22/15(1, 2)      11,916   MXN          905
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.704%, 5/22/15(1, 2)       2,194   MXN          167
                                                                                     ----------
Total Structured Securities (Cost $63,577)                                               50,291

                                                                    Shares
                                                                   ---------
INVESTMENT COMPANY--97.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%(3, 4)
   (Cost $4,668,356)                                               4,668,356     4,668,356
                                                                                ----------
Total Investments, at Value (Cost $4,731,933)                           99.0%    4,718,647
                                                                                ----------
Other Assets Net of Liabilities                                          1.0        49,695
                                                                                ----------
Net Assets                                                             100.0%   $4,768,342

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

MXN   Mexican Nuevo Peso


                   1 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

(1.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2009 was $50,291, which represents 1.05% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:


                                                 ACQUISITION                        UNREALIZED
SECURITY                                             DATE        COST     VALUE    DEPRECIATION
--------                                         -----------   -------   -------   ------------
Deutsche Bank AG, Opic Reforma I Credit linked
   Nts., Cl. 1A, 7.204%, 9/24/14                   12/27/07    $12,866   $10,632     $ 2,234
Deutsche Bank AG, Opic Reforma I Credit linked
   Nts., Cl. 1B, 7.204%, 9/24/14                    6/12/08      2,699     2,126         573
Deutsche Bank AG, Opic Reforma I Credit linked
   Nts., Cl. 1C, 7.204%, 9/24/14                    8/12/08      4,592     3,544       1,048
Deutsche Bank AG, Opic Reforma I Credit linked
   Nts., Cl. 2A, 8.704%, 5/22/15                    5/21/08      1,288     1,014         274
Deutsche Bank AG, Opic Reforma I Credit linked
   Nts., Cl. 2B, 8.704%, 5/22/15                    6/12/08      2,253     1,775         478
Deutsche Bank AG, Opic Reforma I Credit linked
   Nts., Cl. 2C, 8.704%, 5/22/15                    6/18/08     34,188    26,761       7,427
Deutsche Bank AG, Opic Reforma I Credit linked
   Nts., Cl. 2D, 8.704%, 5/22/15                     7/8/08      2,490     1,950         540
Deutsche Bank AG, Opic Reforma I Credit linked
   Nts., Cl. 2E, 8.704%, 5/22/15                    7/15/08      1,812     1,417         395
Deutsche Bank AG, Opic Reforma I Credit linked
   Nts., Cl. 2F, 8.704%, 5/22/15                     8/8/08      1,173       905         268
Deutsche Bank AG, Opic Reforma I Credit linked
   Nts., Cl. 2G, 8.704%, 5/22/15                    8/22/08        216       167          49
                                                               -------   -------     -------
                                                               $63,577   $50,291     $13,286
                                                               =======   =======     =======

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                    SHARES                                SHARES
                                  SEPTEMBER      GROSS        GROSS      JUNE 30,
                                   30, 2008    ADDITIONS   REDUCTIONS      2009
                                  ---------   ----------   ----------   ---------
Oppenheimer Institutional Money
   Market Fund, Cl. E              296,523    61,911,494   57,539,661   4,668,356

                                     VALUE      INCOME
                                  ----------   -------
Oppenheimer Institutional Money
   Market Fund, Cl. E             $4,668,356   $44,331

(4.) Rate shown is the 7-day yield as of June 30, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)


                   2 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                       LEVEL 2--
                          LEVEL 1--      OTHER        LEVEL 3--
                         UNADJUSTED   SIGNIFICANT    SIGNIFICANT
                           QUOTED      OBSERVABLE   UNOBSERVABLE
                           PRICES        INPUTS        INPUTS         VALUE
                         ----------   -----------   ------------   ----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Structured Securities    $       --     $50,291         $--        $   50,291
Investment Company        4,668,356          --          --         4,668,356
                         ----------     -------         ---        ----------
Total Assets             $4,668,356     $50,291         $--        $4,718,647
                         ----------     -------         ---        ----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings      Value     Percent
-------------------   ----------   -------
United States         $4,668,356     98.9
Mexico                    50,291      1.1
                      ----------    -----
Total                 $4,718,647    100.0%
                      ==========    =====

NOTES TO STATEMENT OF INVESTMENTS


                   3 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or


                   4 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                   5 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When appplicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value


                   6 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

     of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not


                   7 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

     fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain
(loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to buy specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate


                   8 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

risk associated with foreign currency denominated securities held by the portfolio.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

Additional associated risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of June 30, 2009, the Fund had no outstanding forward contracts.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and smeiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying


                   9 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended June 30, 2009 was as follows:

                                   CALL OPTIONS                PUT OPTIONS
                            -------------------------   -------------------------
                              NUMBER OF     AMOUNT OF     NUMBER OF     AMOUNT OF
                              CONTRACTS     PREMIUMS      CONTRACTS     PREMIUMS
                            -------------   ---------   -------------   ---------
Options outstanding as of
   September 30, 2008          18,214,000   $  4,884       18,214,000   $  4,884
Options written               169,978,000     79,573      169,978,000     80,073
Options closed or expired     (69,030,000)   (47,351)    (119,162,000)   (37,328)
Options exercised            (119,162,000)   (37,106)     (69,030,000)   (47,629)
                            -------------   --------     ------------   --------
Options outstanding as of
   June 30, 2009            $          --   $     --               --   $     --
                            =============   ========     ============   ========

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $89,701 at June 30, 2009. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

                  10 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

As of June 30, 2009, the Fund had unfunded purchase commitments as follows:

                                                        COMMITMENT
                                                       TERMINATION   UNFUNDED
                                                           DATE       AMOUNT
                                                       -----------   --------
Deutsche Bank AG, Optic Reforma I Credit Linked Nts.     10/23/13     $89,701

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $4,734,909
                                 ==========
Gross unrealized appreciation    $       --
Gross unrealized depreciation       (16,262)
                                 ----------
Net unrealized depreciation      $  (16,262)
                                 ==========


                  11 | Oppenheimer SMA International Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SMA International Bond Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009